Cash and cash equivalents (Details) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Cash and Cash Equivalents [Abstract]
Cash on hand	₨ 1		₨ 1
Balances with banks	4,521		3,035
Term deposits with banks (original maturities less than 3 months)	2,585		2,743
Cash and cash equivalents in the statements of financial position	7,107	$ 85	5,779
Balance in unclaimed dividend and debenture interest account	87		86
Other restricted cash balances	₨ 213		₨ 73